INCOME TAX EXPENSE - Summary of income tax expense (benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INCOME TAX EXPENSE
Current tax expense (benefit)	$ 2,301	$ (4,688)	$ 1,563
Deferred tax expense	15,189	2,815	142
Loss before income tax	(10,649)	(24,308)	(43,989)
Prima facie tax expense (benefit) at the Group’s statutory income tax rate of 30%	(3,195)	(7,293)	(13,197)
Difference of tax rate in US controlled entities	3,182	(53)	(2,161)
Impact of direct accounting from US controlled entities		(8)	(98)
Share based compensation	205	781	539
Other allowable items	1,409	(83)	314
US withholding tax net of foreign tax credit	2,301
Deemed interest payment due to US restructuring	(6,214)
Refundable AMT Credits		(4,688)
Change in recognised tax assets		9,471	16,308
Change in recognised tax assets due to IRC Section 382 Limitation	19,802
Change in recognised tax assets due to Tax Reform		(18,821)
Total tax expense (income)	17,490	(1,873)	1,705
Unused tax losses and temporary differences for which no deferred tax asset has been recognised at 30%	$ 47,245	36,672	46,022
Applicable tax rate	30.00%
United States
INCOME TAX EXPENSE
Change in US Federal tax rate		18,821
Equity raising costs
INCOME TAX EXPENSE
Deferred tax charged directly to equity		821	(986)
Currency translation adjustment
INCOME TAX EXPENSE
Deferred tax charged directly to equity		$ (952)	$ 73